Income Taxes - Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Income Tax Disclosure [Abstract]
U.S.			$ (381)	$ (281)	$ (176)
International			192	134	106
Loss before income taxes	$ 4	$ (13)	$ (189)	$ (147)	$ (70)